DEBT FACILITIES - Financing Activities (Details) $ in Millions	12 Months Ended
Mar. 31, 2018 CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	$ 1,255.4
Proceeds, net of transaction costs	143.8
Repayments	(164.4)
Total changes from financing cash flows	(20.6)
Additions through a business combination	37.7
Effect of foreign currency exchange differences	(22.9)
Others	(1.3)
Interests	12.6
Non-cash changes	(11.6)
Liabilities arising from financing activities, end	1,260.9
Revolving Unsecured Credit Facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	0.0
Proceeds, net of transaction costs	106.0
Repayments	(106.0)
Total changes from financing cash flows	0.0
Additions through a business combination	0.0
Effect of foreign currency exchange differences	0.0
Others	0.0
Interests	0.0
Non-cash changes	0.0
Liabilities arising from financing activities, end	0.0
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	1,082.1
Proceeds, net of transaction costs	37.8
Repayments	(33.4)
Total changes from financing cash flows	4.4
Additions through a business combination	37.7
Effect of foreign currency exchange differences	(19.2)
Others	(1.3)
Interests	11.8
Non-cash changes	(8.7)
Liabilities arising from financing activities, end	1,115.5
Finance Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	173.3
Proceeds, net of transaction costs	0.0
Repayments	(25.0)
Total changes from financing cash flows	(25.0)
Additions through a business combination	0.0
Effect of foreign currency exchange differences	(3.7)
Others	0.0
Interests	0.8
Non-cash changes	(2.9)
Liabilities arising from financing activities, end	$ 145.4